Capital Stock - Summary of Stock Options Issued Under Stock Option Plans (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Outstanding, beginning of year, Shares	7,573
Granted, Shares	819
Exercised, Shares	(327)
Forfeited or expired, Shares	(502)
Outstanding, end of year, Shares	7,563	7,573
Expected to vest, Shares	2,370
Exercisable, end of year, Shares	4,678
Weighted average fair value of options granted during the year	$ 23.18	$ 26.41	$ 42.20
Outstanding, beginning of year, Weighted Average exercise Price	$ 90.47
Granted, Weighted Average Exercise Price	$ 80.89
Exercised, Weighted Average Exercise Price	$ 72.55
Forfeited or expired, Weighted Average Exercise Price	$ 97.88
Outstanding, end of year, Weighted Average Exercise Price	$ 89.71	$ 90.47
Expected to vest, Weighted Average Exercise Price	$ 92.50
Exercisable, end of year, Weighted Average Exercise Price	$ 88.53